Consolidated Statements of Stockholder’s Deficit - USD ($)	Common Stock	Preferred Stock Series D	Preferred Stock Series E	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022	$ 7			$ 20,340,002	$ (32,059,470)	$ (11,719,461)
Balance (in Shares) at Dec. 31, 2022	657,954
Issuance of common stock upon conversion of Series A preferred stock				722,098		722,098
Issuance of common stock upon conversion of Series A preferred stock (in Shares)	15,000
Issuance of common stock pursuant to PIPE transaction	$ 2			3,499,998		3,500,000
Issuance of common stock pursuant to PIPE transaction (in Shares)	205,333
Reclassification of Series D and E preferred stock to permanent equity		$ 9,245,462	$ 5,104,658			14,350,120
Reclassification of Series D and E preferred stock to permanent equity (in Shares)		1,125	526
Issuance of common stock upon conversion of Series D preferred stock	$ 1	$ (1,499,819)		2,945,038		1,445,220
Issuance of common stock upon conversion of Series D preferred stock (in Shares)	59,229	(182)
Issuance of common stock to third-party vendors				290,560		290,560
Issuance of common stock to third-party vendors (in Shares)	13,600
Issuance of common stock upon conversion of Series E preferred stock			$ (235,224)	235,224
Issuance of common stock upon conversion of Series E preferred stock (in Shares)	2,727		(15)
Cancelation of Series E preferred stock shares
Cancelation of Series E preferred stock shares (in Shares)			(200)
Issuance of common stock and warrants upon issuance of debt				674,378		674,378
Issuance of common stock and warrants upon issuance of debt (in Shares)	5,665
Liquidated damages related to escrow shares				1,222,000		1,222,000
Stock-based compensation				1,251,456		1,251,456
Net income (loss) for the period					(14,486,000)	(14,486,000)
Balance at Dec. 31, 2023	$ 10	$ 7,745,643	$ 4,869,434	31,180,754	(46,545,470)	(2,749,629)
Balance (in Shares) at Dec. 31, 2023	959,508	943	311
Issuance of common stock and warrants upon issuance of debt				56,286		56,286
Issuance of common stock and warrants upon issuance of debt (in Shares)	2,974
Issuance of common stock to employee				40,000		40,000
Issuance of common stock to employee (in Shares)	3,837
Issuance of common stock in connection with note				34,512		34,512
Issuance of common stock in connection with note (in Shares)	4,000
Issuance of warrants				353,484		353,484
Stock-based compensation				801,014		801,014
Net income (loss) for the period					(384,826)	(384,826)
Balance at Dec. 31, 2024	$ 10	$ 7,745,643	$ 4,869,434	$ 32,466,050	$ (46,930,296)	$ (1,849,159)
Balance (in Shares) at Dec. 31, 2024	970,319	943	311